UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Equity Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
February 28, 2017 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 88.2%	Rate (%)		Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 88.2%
AHML Finance,
Sr. Unscd. Notes	RUB	7.75	2/13/18	77,900,000		1,311,575
Argentine Government,
Bonds	ARS	2.50	7/22/21	17,035,000	[b]	1,298,953
Argentine Government,
Sr. Unscd. Bonds	ARS	23.65	3/28/17	1,900,000	[c]	127,997
Argentine Government,
Sr. Unscd. Bonds	ARS	16.00	10/17/23	2,700,000		200,646
Argentine Government,
Sr. Unscd. Bonds	ARS	15.50	10/17/26	4,700,000		353,829
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	462,000	[b,c]	225,850
Argentine Government,
Unscd. Bonds	ARS	18.20	10/3/21	4,880,000		375,263
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	11,770,000		3,812,617
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/25	2,640,000		854,875
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	230,500,000		373,952
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	1,077,400,000		436,953
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	4,473,100,000		1,610,997
Comision Federal de Electricidad,
Sr. Unscd. Bonds, Ser. 14-2	MXN	7.35	11/25/25	42,880,000		1,917,859
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	5,893,000,000	[d]	1,963,864
Hungarian Government,
Bonds, Ser. 24/B	HUF	3.00	6/26/24	169,470,000		582,658
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	243,770,000		978,975
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR56	IDR	8.38	9/15/26	3,647,000,000		291,457
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR58	IDR	8.25	6/15/32	20,843,000,000		1,592,989
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34 14,	746,000,000		1,136,689
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	4,463,000,000		352,395
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	14,240,000,000		1,155,879
Malaysian Government,
Sr. Unscd. Bonds, Ser. 115	MYR	3.96	9/15/25	1,990,000		444,065
Malaysian Government,
Sr. Unscd. Bonds, Ser. 413	MYR	3.84	4/15/33	3,710,000		768,377
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	12,870,000		574,055
Mexican Government,
Bonds, Ser. S	MXN	4.50	12/4/25	3,130,000	[e]	971,995

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 88.2% (continued)
Peruvian Government,
Bonds	PEN	8.20	8/12/26	900,000		319,165
Peruvian Government,
Bonds	PEN	6.35	8/12/28	2,750,000		850,933
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	17,900,000		839,963
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	17,670,000		757,933
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	19,000,000		389,724
Polish Government,
Bonds, Ser. 1023	PLN	4.00	10/25/23	515,000		131,402
Polish Government,
Bonds, Ser. 726	PLN	2.50	7/25/26	7,045,000		1,572,959
Romanian Government,
Bonds, Ser. 10Y	RON	4.75	2/24/25	1,535,000		386,459
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	74,345,000		1,175,897
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	208,010,000		3,358,966
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	580,000		43,079
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	8,880,000		752,439
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	28,500,000		1,795,573
Thai Government,
Sr. Unscd. Bonds	THB	3.85	12/12/25	4,715,000		148,331
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	29,700,000	[f]	903,947
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.25	3/12/28	24,117,000	[f]	666,493
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	32,500,000	[d]	2,394,606
Turkish Government,
Bonds	TRY	8.70	7/11/18	800,000		214,460
Turkish Government,
Bonds	TRY	8.80	9/27/23	5,360,000		1,350,656
Turkish Government,
Bonds	TRY	10.40	3/20/24	5,385,000		1,464,964
Turkish Government,
Bonds	TRY	10.60	2/11/26	3,105,000		855,366
Total Bonds and Notes
(cost $50,686,223)						44,088,079
				Face Amount
				Covered by
Options Purchased - .0%				Contracts ($)		Value ($)
Put Options - .0%
Euro,
April 2017 @ 1.08
(cost $11,748)				1,100,000		4,140
		Yield at
		Date of	Maturity	Principal
Short-Term Investments - .3%	Purchase (%)		Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $169,865)		0.50	4/27/17	170,000	[g]	169,871

Other Investment - 3.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $1,934,040)	1,934,040 [h]	1,934,040
Total Investments (cost $52,801,876)	92.4%	46,196,130
Cash and Receivables (Net)	7.6%	3,799,983
Net Assets	100.0%	49,996,113

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
HUF—Hungarian Forint
IDR—Indonesian Rupiah
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
ZAR—South African Rand

b	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
c	Variable rate security—rate shown is the interest rate in effect at period end.
d

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities were valued at $4,358,470 or 8.72% of net assets.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Mexican Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
g	Held by a broker as collateral for open forward currency exchange contracts.
h	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Russia	11.7
Mexico	10.1
South Africa	10.0
Brazil	9.3
Indonesia	9.1
Colombia	8.0
Turkey	7.8
Argentina	5.2
Short-Term/Money Market Investments	4.2
Thailand	3.4
Poland	3.4
Hungary	3.1
Malaysia	2.4
Peru	2.3
Philippines	.8
Romania	.8
Chile	.8
Options Purchased	.0
92.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign Government		44,088,079		44,088,079
Registered Investment
Company	1,934,040			1,934,040
U.S. Treasury		169,871		169,871
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		312,185		312,185
Options Purchased		4,140		4,140
Swaps ††		10,103		10,103
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		(491,305)		(491,305)
Options Written		(12,494)		(12,494)
Swaps ††		(1,607)		(1,607)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Emerging Markets Debt Local Currency Fund
February 28, 2017 (Unaudited)

	Face Amount Covered
	by Contracts ($)	Value ($)
Call Options:
Euro,
April 2017 @ EUR 1.02	1,100,000	(1,757)
Mexican New Peso,
March 2017 @ MXN 21.5	600,000	-
Mexican New Peso,
March 2017 @ MXN 22	600,000	(2)
South African Rand,
March 2017 @ ZAR 15	600,000	(1)
South Korean Won,
April 2017 @ KRW 1,200	600,000	(1,748)
Turkish Lira,
May 2017 @ TRY 3.85	500,000	(8,986)
Total Options Written
(premiums received $48,555)		(12,494)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 28, 2017 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value

NOTES

of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at February 28, 2017:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Indian Rupee,
Expiring
4/3/2017	40,160,000	584,571	599,076	14,505
Barclays Bank
Philippine Peso,
Expiring
4/3/2017	27,655,000	550,458	549,939	(519)
Polish Zloty,
Expiring
4/3/2017	6,310,000	1,538,665	1,551,146	12,481
Citigroup
Argentine Peso,
Expiring
3/14/2017	6,280,000	400,551	402,779	2,228
Egyptian Pound,
Expiring
5/23/2017	2,000,000	120,755	116,645	(4,110)
Indonesian Rupiah,
Expiring
4/3/2017	21,556,015,000	1,593,202	1,610,068	16,866
Peruvian New Sol,
Expiring
4/3/2017	2,445,000	717,956	746,161	28,205
Philippine Peso,
Expiring
4/3/2017	27,615,000	554,518	549,143	(5,375)
Goldman Sachs International
Polish Zloty,
Expiring
4/3/2017	9,700,000	2,324,127	2,384,488	60,361

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases: (continued)
Goldman Sachs International (continued)
South African Rand,
Expiring
4/3/2017	1,100,000	81,028	83,335	2,307
HSBC
Mexican New Peso,
Expiring
4/3/2017	2,100,000	99,996	103,971	3,975
JP Morgan Chase Bank
Colombian Peso,
Expiring
4/3/2017	3,243,415,000	1,080,400	1,102,113	21,713
Hungarian Forint,
Expiring
4/3/2017	57,375,000	200,465	197,466	(2,999)
Indian Rupee,
Expiring
4/3/2017	36,710,000	546,117	547,611	1,494
Malaysian Ringgit,
Expiring
4/3/2017	13,490,000	2,996,779	3,032,685	35,906
Mexican New Peso,
Expiring
4/3/2017	840,000	38,965	41,588	2,623
Romanian Leu,
Expiring
4/3/2017	4,730,000	1,085,037	1,107,990	22,953
Russian Ruble,
Expiring
4/3/2017	94,600,000	1,578,758	1,606,779	28,021
Thai Baht,
Expiring
4/3/2017	51,880,000	1,442,334	1,485,742	43,408
Turkish Lira,
Expiring
4/3/2017	2,950,000	809,938	802,525	(7,413)
Standard Chartered Bank
South Korean Won,
Expiring
4/3/2017	127,090,000	106,956	112,433	5,477
Sales:
Bank of America
Argentine Peso,
Expiring
3/14/2017	6,280,000	371,378	402,779	(31,401)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Bank of America (continued)
South Korean Won,
Expiring
4/3/2017	1,455,095,000	1,212,529	1,287,285	(74,756)
Citigroup
Argentine Peso,
Expiring
7/13/2017	11,450,000	656,161	696,896	(40,735)
Brazilian Real,
Expiring
4/4/2017	5,335,000	1,651,192	1,700,123	(48,931)
Chilean Peso,
Expiring
4/3/2017	208,300,000	307,458	319,684	(12,226)
Euro,
Expiring
3/31/2017	1,325,000	1,404,294	1,405,866	(1,572)
Indian Rupee,
Expiring
4/3/2017	40,160,000	585,060	599,076	(14,016)
Russian Ruble,
Expiring
4/3/2017	3,710,000	60,760	63,014	(2,254)
Goldman Sachs International
Russian Ruble,
Expiring
4/3/2017	181,390,000	2,998,107	3,080,906	(82,799)
JP Morgan Chase Bank
Argentine Peso,
Expiring
7/13/2017	13,680,000	788,245	832,623	(44,378)
Brazilian Real,
Expiring
4/4/2017	2,050,000	644,964	653,281	(8,317)
Hong Kong Dollars
Expiring
1/12/2018	7,265,000	937,299	937,916	(617)
Indonesian Rupiah,
Expiring
4/3/2017	7,792,380,000	583,262	582,031	1,231
Philippine Peso,
Expiring
4/3/2017	64,255,000	1,282,663	1,277,755	4,908

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($
Sales: (continued)
JP Morgan Chase Bank (continued)
Singapore Dollar,
Expiring
3/31/2017	800,000	564,155	570,971	(6,816)
South African Rand,
Expiring
3/1/2017	4,316,400	332,580	329,057	3,523
4/3/2017	14,015,000	1,005,525	1,061,765	(56,240)
Taiwan Dollar,
Expiring
4/7/2017	35,390,000	1,108,362	1,153,503	(45,141)
Standard Chartered Bank
Indonesian Rupiah,
Expiring
4/3/2017	1,117,830,000	82,803	83,493	(690)
Gross Unrealized Appreciation				312,185
Gross Unrealized Depreciation				(491,305)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a

NOTES

fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at February 28, 2017:

OTC Interest Rate Swaps

			(Pay)
			Receive		Unrealized
Notional	Currency/		Fixed		Appreciation
Amount ($)	Floating Rate	Counterparty	Rate (%)	Expiration	(Depreciation) ($
	USD - 6 MONTH	Morgan Stanley
1,700,000	LIBOR	Capital Services	2.62	8/31/2025	(1,607)
	PLN - 1 YEAR
5,250,000	LIBOR	Citigroup	2.72	6/1/2025	10,103

Gross Unrealized Appreciation					10,103
Gross Unrealized Depreciation					(1,607)

At February 28, 2017, accumulated net unrealized depreciation on investments was $6,569,685, consisting of $2,567,608 gross unrealized appreciation and $9,137,293 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2017 (Unaudited)

Common Stocks - 100.1%	Shares	Value ($)
Automobiles & Components - 2.1%
Ford Motor	456,800	5,723,704
General Motors	27,850	1,025,994
		6,749,698
Banks - 6.4%
Bank of America	201,450	4,971,786
Cullen/Frost Bankers	6,800	628,796
East West Bancorp	14,850	803,682
First Horizon National	55,850	1,113,649
JPMorgan Chase & Co.	125,555	11,377,794
New York Community Bancorp	18,150	277,332
Regions Financial	102,700	1,568,229
		20,741,268
Capital Goods - 4.5%
Boeing	18,400	3,316,232
General Electric	343,300	10,233,773
Northrop Grumman	1,900	469,471
Raytheon	2,120	326,798
Timken	7,600	335,920
		14,682,194
Commercial & Professional Services - 1.2%
ManpowerGroup	19,400	1,882,576
Pitney Bowes	141,015	1,923,445
		3,806,021
Consumer Durables & Apparel - 1.2%
Brunswick	15,950	955,246
Garmin	40,950	2,113,429
Leggett & Platt	10,250	504,095
Tupperware Brands	5,700	344,223
		3,916,993
Consumer Services - 3.3%
Darden Restaurants	141,900	10,597,092
Diversified Financials - 2.1%
Ares Capital	48,713	864,656
Donnelley Financial Solutions	21,575	498,598
Eaton Vance	32,400	1,510,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 100.1% (continued)	Shares	Value ($)
Diversified Financials - 2.1% (continued)
Federated Investors, Cl. B	14,000	380,380
Goldman Sachs Group	3,850	955,031
Morgan Stanley	34,350	1,568,765
State Street	13,800	1,099,998
		6,878,240
Energy - 8.6%
Chevron	56,260	6,329,250
Enbridge	8,217	343,856
Exxon Mobil	84,110	6,839,825
Kinder Morgan	35,750	761,833
Marathon Petroleum	22,450	1,113,520
Nabors Industries	26,800	392,352
ONEOK	177,250	9,580,362
Valero Energy	27,950	1,899,202
Williams Cos.	21,150	599,391
		27,859,591
Food & Staples Retailing - 2.7%
Wal-Mart Stores	122,740	8,705,948
Food, Beverage & Tobacco - 7.6%
Altria Group	137,520	10,302,998
Coca-Cola	32,800	1,376,288
Philip Morris International	116,890	12,781,921
		24,461,207
Household & Personal Products - 2.7%
Kimberly-Clark	43,900	5,818,945
Procter & Gamble	30,250	2,754,867
		8,573,812
Insurance - 2.8%
First American Financial	28,750	1,123,263
Marsh & McLennan Cos.	16,050	1,179,354
Old Republic International	103,300	2,139,343
Principal Financial Group	13,900	869,306
Prudential Financial	32,305	3,570,995
		8,882,261
Materials - .9%
Dow Chemical	5,300	329,978
Huntsman	52,700	1,191,020
LyondellBasell Industries, Cl. A	3,350	305,654
Packaging Corporation of America	11,700	1,081,431
		2,908,083

Common Stocks - 100.1% (continued)	Shares		Value ($)
Media - .1%
TEGNA	17,550		449,807
Pharmaceuticals, Biotechnology & Life Sciences - 12.9%
AbbVie	167,230		10,341,503
Amgen	13,600		2,400,808
Eli Lilly & Co.	6,070		502,657
Johnson & Johnson	66,500		8,126,965
Merck & Co.	122,510		8,069,734
Pfizer	357,707		12,204,963
			41,646,630
Real Estate - 4.6%
Camden Property Trust	9,950	[a]	842,268
Chimera Investment	171,470	[a]	3,299,083
DDR	20,800	[a]	300,768
Equity Residential	9,350	[a]	589,705
GGP	14,200	[a]	353,012
Hospitality Properties Trust	15,290	[a]	485,916
Host Hotels & Resorts	49,550	[a]	891,405
Lamar Advertising, Cl. A	5,300	[a]	400,044
Liberty Property Trust	23,250	[a]	916,980
MFA Financial	288,900	[a]	2,316,978
Public Storage	3,950	[a]	898,467
Tanger Factory Outlet Centers	17,450	[a]	591,032
WP Carey	44,600	[a]	2,813,814
			14,699,472
Retailing - 2.4%
Best Buy	89,200		3,936,396
Kohl's	86,450		3,684,499
			7,620,895
Semiconductors & Semiconductor Equipment - 2.6%
Intel	112,145		4,059,649
KLA-Tencor	3,750		337,950
Texas Instruments	51,900		3,976,578
			8,374,177
Software & Services - 7.6%
CA	193,750		6,252,312
International Business Machines	17,640		3,172,025
Microsoft	119,035		7,615,859
Oracle	7,190		306,222
Paychex	45,800		2,813,036

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 100.1% (continued)	Shares	Value ($)
Software & Services - 7.6% (continued)
Western Union	224,900	4,417,036
		24,576,490
Technology Hardware & Equipment - 11.1%
Apple	87,470	11,982,515
Cisco Systems	43,700	1,493,666
Conduent	122,400	1,969,416
HP	692,350	12,026,119
Seagate Technology	108,150	5,211,748
Xerox	427,650	3,181,716
		35,865,180
Telecommunication Services - 6.0%
AT&T	255,660	10,684,031
CenturyLink	219,900	5,334,774
Verizon Communications	66,420	3,296,425
		19,315,230
Transportation - .5%
United Parcel Service, Cl. B	13,920	1,472,179
Utilities - 6.2%
American Electric Power	45,860	3,071,244
Avangrid	23,750	1,038,350
CMS Energy	9,200	409,584
DTE Energy	11,500	1,165,870
FirstEnergy	306,800	9,949,524
Great Plains Energy	23,050	669,833
MDU Resources Group	67,250	1,823,148
PPL	50,100	1,847,688
		19,975,241
Total Common Stocks (cost $270,082,889)		322,757,709
Other Investment - .7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,141,062)	2,141,062 [b]	2,141,062
Total Investments (cost $272,223,951)	100.8%	324,898,771
Liabilities, Less Cash and Receivables	(.8%)	(2,448,608)
Net Assets	100.0%	322,450,163

[a]	Investment in real estate investment trust.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Pharmaceuticals, Biotechnology & Life Sciences	12.9
Technology Hardware & Equipment	10.1
Energy	8.6
Software & Services	8.6
Food, Beverage & Tobacco	7.6
Banks	6.4
Utilities	6.2
Telecommunication Services	6.0
Real Estate	4.6
Capital Goods	4.5
Consumer Services	3.3
Insurance	2.8
Food & Staples Retailing	2.7
Household & Personal Products	2.7
Semiconductors & Semiconductor Equipment	2.6
Retailing	2.4
Diversified Financials	2.1
Automobiles & Components	2.1
Consumer Durables & Apparel	1.2
Commercial & Professional Services	1.2
Materials	.9
Money Market Investment	.7
Transportation	.5
Media	.1
100.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities -
Domestic Common
Stocks†	322,413,853	-	-	322,413,853
Equity Securities -
Foreign Common
Stocks†	343,856	-	-	343,856
Registered Investment
Company	2,141,062	-	-	2,141,062

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2017, accumulated net unrealized appreciation on investments was $52,674,820, consisting of $54,897,773 gross unrealized appreciation and $2,222,953 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)